SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Adjustments for decrease (increase) in other current assets	$ 41,898	$ 535
Issuance of common shares related to property agreements	12,323,048	155,271
Issuance of common shares for acquisition of royalty interest	434	0
Change in fair value of financial instruments	$ 0	$ 31
Issuance Of Common Shares Related To Property Agreements	114,785	0
Currency translation adjustment	$ 273	$ 234
CTA gain (loss) on royalty interest	1,492	209
CTA gain (loss) on deferred tax asset	(1,473)	0
CTA gain (loss) in the net assets of a subsidiary	243	31
Reclass of AOCI on disposal of FVOCI investment	(847)	0
Issuance of share capital	199,656	132,678
Gain on investment in associates	$ 11	6
Number of shares issued under restricted share unit plan	232,750
Value of shares issued under restricted share unit plan	$ 183
Capital stock [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass of reserves on exercise of options	803	1,211
Issuance of share capital	183	0
Loans payable	$ 9,682	0
Number of shares issued under restricted share unit plan	232,750
Value of shares issued under restricted share unit plan	$ 183	0
Accumulated other comprehensive income [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Change in fair value of financial instruments		31
Reclass of AOCI on disposal of FVOCI investment	$ 847	$ 0